Summary Prospectus    July 1, 2010

JPMorgan Real Return Fund

Class/Ticker:        A/RRNAX        C/RRNCX        Select/RRNSX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated July 1, 2010, are incorporated by reference into this Summary Prospectus.

What is the goal of the Fund?

The Fund seeks to maximize inflation protected return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 82 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Select Class
Management Fees	0.35%		0.35%		0.35%
Distribution (Rule 12b-1) Fees	0.25		0.75		NONE
Other Expenses	0.53		0.51		0.59
Shareholder Service Fees	0.	25	0.	25	0.	25
Remainder of Other Expenses	0.	28	0.	26	0.	34
Total Annual Fund Operating Expenses[1]	1.13		1.61		0.94
Fee Waivers and Expense Reimbursements[1]	(0.38)		(0.21)		(0.34)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.75		1.40		0.60

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.75%, 1.40% and 0.60% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract continues through 6/30/11, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/11 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	684	939	1,665
CLASS C SHARES ($)	243	488	856	1,893
SELECT CLASS SHARES ($)	61	266	487	1,124

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	684	939	1,665
CLASS C SHARES ($)	143	488	856	1,893
SELECT CLASS SHARES ($)	61	266	487	1,124

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

What are the Fund’s main investment strategies?

As part of its principal investment strategy, the Fund invests in a portfolio of inflation-linked securities and inflation and non-inflation linked derivatives. “Real Return” means total return less the actual rate of inflation. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund also invests in inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers.

Unlike conventional bonds, the principal or interest of inflation-linked securities is adjusted periodically to a specified rate of inflation. In seeking inflation protected return, the Fund will utilize conventional fixed income strategies including duration management; credit, sector, and yield curve management; and relative value trading. Further, the Fund will actively manage the inflation protection components using a variety of strategies and tools. These will be primarily U.S. and foreign government inflation-linked securities and inflation-based derivatives.

Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may also use futures contracts, options, and swaps as tools in the management of portfolio assets. The Fund may use derivatives to provide inflation-protection, maintain interest rate, sector and yield curve exposure, hedge various investments and for risk management purposes and to increase income and gain to the Fund.

The Fund will invest primarily in securities that, at the time of purchase, are rated as investment grade. Up to 10% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds) or the unrated equivalent.

Up to 30% of the Fund’s total assets may be invested in foreign securities, including debt securities denominated in foreign currencies of developed countries and emerging markets. The Fund typically hedges 70% of its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so.

The Fund also may invest in non-inflation linked government bonds, global government securities, mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, corporate bonds, dollar denominated foreign securities, non-dollar denominated securities, commodity related instruments and real estate securities, that the adviser believes will maximize total return, with respect to both income and capital gain.

The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Inflation-Linked Security Risk. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Consumer Price Index for All Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” The Fund may focus its investments in a single country or small group of countries and be subject to greater volatility than a more geographically diversified fund.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

High Yield Securities Risk. The Fund may invest in securities that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Swap Agreement Risk. Swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations.

Credit Risk. The Fund’s investments are subject to the risk that a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Collateralized mortgage obligations (CMOs), interest-only (IO) and principal-only (PO) stripped mortgage-backed securities are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.

Short Selling Risk.  The Fund may enter into short sales of certain securities and must borrow the securities to make delivery to the buyer. The Fund may not be able to borrow a security it wants to sell short and/or may have to sell long positions at disadvantageous times to cover its short positions. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain. In addition, the Fund may enter into mortgage TBAs which do not involve borrowing securities but are subject to leverage risks as described under “Derivative Risks”.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past four calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Barclays Capital U.S. TIPS Index and the Lipper Treasury Inflation-Protected Securities Funds Index, an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2009	4.66%
Worst Quarter	3rd quarter, 2008	–4.08%

The Fund’s year-to-date total return through 3/31/10 was 0.24%.

AVERAGE ANNUAL TOTAL RETURNS
(WITH MAXIMUM SALES CHARGES)

(For periods ended December 31, 2009)

	Past 1 Year	Life of Fund 9/1/05
SELECT CLASS SHARES
Return Before Taxes	10.21%	2.79%
Return After Taxes on Distributions	8.82	1.23
Return After Taxes on Distributions and Sale of Fund Shares	6.60	1.46
CLASS A SHARES
Return Before Taxes	5.80	1.62
CLASS C SHARES
Return Before Taxes	8.38	2.01
BARCLAYS CAPITAL U.S. TIPS INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	11.41	4.81
LIPPER TREASURY INFLATION-PROTECTED SECURITIES FUNDS INDEX
(Reflects No Deduction for Taxes)	11.75	3.90

After-tax returns are shown for only the Select Class Shares and after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Steve Lear	2009	Managing Director
Donald Clemmenson	2008	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

SPRO-RR-ACS-710